Bank Loans (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Maturities of Long Term Debt
The combined aggregate amounts of maturities and sinking fund requirements for each of the five years are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Less than 1 year	3,538	10,500	1,438
Between 1 and 2 years	8,538	3,500	479
Between 2 and 3 years	770	17,000	2,329

	12,846	31,000	4,246